Inventories (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Inventories
Crushed stone, agricultural lime and sand	$ 74,945	$ 76,927	$ 84,016
Safety equipment	16,499	16,057	16,901
Parts, tires and supplies	11,373	11,331	11,313
Raw materials	10,856	9,247	9,400
Concrete blocks	3,654	4,210	4,547
Building materials	4,214	3,921	3,982
Other	3,271	3,451	2,036
Total Inventory	$ 124,812	$ 125,144	$ 132,195